Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

18.       Commitments

The Company enters into time charter arrangements on its vessels. As at December 31, 2021, the non-cancellable arrangements had remaining terms between nil days to two and a half months, assuming redelivery at the earliest possible date. As at December 31, 2020, the non-cancellable arrangements had remaining terms between nine days to eight months, assuming redelivery at the earliest possible date. Future net minimum lease revenues receivable under non-cancellable operating leases as at December 31, 2021 and 2021, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration and early delivery of the vessels by the charterers is not accounted for):

	2021	2020
Within one year	6,082	3,078
Total	6,082	3,078

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

At December 31, 2021, 2020 and 2019, the Company was a party to a lease agreement as lessee (note 4). On August 5, 2021, the Company entered into a new rental agreement for 902 square metres of office space for its operations within a building leased by Cyberonica S.A. (an affiliate of Globus’s chairman) at a monthly rate of Euro 26,000 (absolute amount) with a lease period ending August 4, 2024. The previous rental agreement was terminated.

The depreciation charge for right-of-use assets for the years ended December 31, 2021 and 2020, was approximately $206 and $112, respectively, and recognised under depreciation in the income statement component of the consolidated statements of comprehensive income/(loss). The interest expense on lease liability for the years ended December 31, 2021 and 2020, was approximately $52 and $44, respectively, and recognised under interest expense and finance costs in the income statement component of the consolidated statements of comprehensive income/(loss).

At December 31, 2021 and 2020, the current lease liability amounted to $349 and $195, respectively. The non-current lease liability amounted to $556 and $367, respectively. As at December 31, 2021, 2020 and 2019, the net carrying in amount of the right of use asset was $888, $450 and $562, respectively. These are included in the accompanying consolidated statements of financial position. The total cash outflows for leases for the years ended December 31, 2021, 2020 and 2019, were approximately $314, $229 and $47, respectively, and were recognised in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.